EMPLOYEE BENEFIT PLANS (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2024	Dec. 31, 2013	Dec. 31, 2008	Apr. 30, 2006
Defined Benefits For Employees Children [Abstract]
Service cost		€ 14,010,000	€ 17,546,000	€ 15,918,000
Interest cost		19,434,000	22,519,000	21,695,000
Expected return on plan assets		(4,749,000)	(2,968,000)	(2,281,000)
Amortization of actuarial losses		13,838,000	14,883,000	17,816,000
Amortization of prior year cost		137,000	294,000	1,769,000
Costs of additional benefits		7,412,000	9,821,000	29,466,000
Net periodic pension cost		50,082,000	62,095,000	84,383,000
Defined Benefit Plans Weighted Average Assumptions For Net Periodic Pension Cost [Abstract]
Discount rate		5.30%	5.20%	5.40%
Expected return on plan assets		5.50%	6.40%	6.10%
Rate of compensation increase		3.50%	5.10%	5.30%
Change in pension benefit obligation ("PBO"):
PBO, beginning of year	301,106,000	402,143,000	472,896,000	482,069,000
Service cost		14,010,000	17,546,000	15,918,000
Interest cost		19,434,000	22,519,000	21,695,000
Employee contributions		5,065,000	6,353,000	6,752,000
Actuarial loss/(gain)		(37,680,000)	(30,682,000)	14,016,000
Adjustment for disposal and other		(3,137,000)	1,291,000	(1,566,000)
Benefits paid from the Fund		(85,684,000)	(68,744,000)	(56,795,000)
Benefits paid directly by the Group		(18,694,000)	(25,552,000)	(25,610,000)
Settlements/Terminations/Curtailments		5,649,000	6,418,000	15,085,000
Prior service cost arising over last period		0	98,000	1,332,000
PBO, end of year		301,106,000	402,143,000	472,896,000
Change in plan assets:
Fair value, beginning of year	76,363,000	102,210,000	68,968,000	68,001,000
Actual return on assets		(18,132,000)	(31,839,000)	19,517,000
Employer contributions		72,904,000	127,472,000	38,713,000
Employee contributions		5,065,000	6,353,000	6,752,000
Expenses		0	0	(7,220,000)
Benefits paid		(85,684,000)	(68,744,000)	(56,795,000)
Fair value, end of year		76,363,000	102,210,000	68,968,000
Defined Benefit Plans Recognized Amounts [Abstract]
Funded status, end of year		(224,743,000)	(299,933,000)	(403,928,000)
Defined Benefit Plans Weighted Average Assumptions For Benefit Obligation [Abstract]
Discount rate		5.00%	5.30%	5.20%
Rate of compensation increase		2.50%	3.40%	5.10%
Pension increase		0.00%	2.50%	2.50%
Defined Benefit Plans For Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligation		301,106,000	402,143,000	472,896,000
Accumulated benefit obligation		259,542,000	328,602,000	369,281,000
Fair value of plan assets		76,363,000	102,210,000	68,968,000
Defined Benefit Plans Accumulated Other Comprehensive Income [Abstract]
Net actuarial losses		139,368,000	170,532,000	184,321,000
Prior Service cost		1,441,000	1,756,000	2,340,000
Derfined Benefit Plan Other Changes In Plan Assets And Benefits Obligations Recognized In Other Comprehensive Income Loss [Abstract]
Net Loss / (Gain)		(14,799,000)	4,125,000	(3,220,000)
Prior Service Cost / (Credit)		0	98,000	2,223,000
Amortization of (Losses) / Gains		(15,504,000)	(18,340,000)	(27,574,000)
Amortization of Prior Service Cost		(137,000)	(396,000)	(1,769,000)
Total recognized on Other comprehensive income / (loss)		(30,440,000)	(14,513,000)	(30,340,000)
Amount
Equity securities		7,735,000	28,885,000
Other		68,628,000	73,325,000
Total		76,363,000	102,210,000	68,968,000
Proportion
Equity securities		10.00%	28.00%
Equity securities min	10.00%
Equity securities max	80.00%
Other		90.00%	72.00%
Other min	20.00%
Other max	90.00%
Total		100.00%	100.00%
Defined Benefit Plan Projected Payments [Abstract]
2012		35,625,000
2013		14,495,000
2014		18,063,000
2015		16,693,000
2016		19,354,000
2016-2020		173,683,000
Voluntary Retirement Schemes [Abstract]
Total expense recognized under Voluntary Retirement Schemes		46,700,000	5,300,000	24,600,000			16,800,000
Total expense recognized under Voluntary Retirement Schemes for Vojvodjanska		2,900,000
Total expense recognized under Voluntary Retirement Schemes for Finansbank		3,400,000
Expected Employer Contribution [Abstract]
Group total expected contributions, which will be repaid by the plan in the future		15,800,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of prior service cost.	100,000
The estimated amounts to be amortized from accumulated OCI into net periodic benefit cost of net actuarial loss.	11,500,000
Defined Benefit Plan Disclosure [Abstract]
Expected Group contributions to funded plans	8,700,000
Expected Group contributions to retirement indemnities	11,100,000
Defined Contribution Plans Nbg Pension Plan [Abstract]
Banks contribution into IKA-ETAM per year for 15 years		25,500,000
Reduced employer contribution of Bank starting from (social security prior to Jan 1, 1993)						26.50%
Reduced employer contribution of Bank until (social security prior to Jan 1, 1993)					13.30%
Employer contribution to IKA_ETAM (post Jan 1, 1993)					13.30%
Banks defined contribution rate to employees salary								9.00%
Defined Contribution Health Plans [Abstract]
Total contributions to social security funds, state run plans and defined contribution plans		€ 353,100,000	€ 371,300,000
Banks contribution rate to TYPET		6.25%
Employees contribution rate to TYPET		2.50%
Retired employees contributions rate to TYPET		4.00%